Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

January 31, 2026 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (33.3%)
$52,700	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(3)	(A+, NR)	12/29/26	3.650	$72,247,046
54,000	BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 + 0.100% (1),(3),(4)	(A+, A1)	11/23/26	3.740	78,482,569
40,300	BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR - 0.050% (1),(3),(5)	(A-, A1)	02/10/26	3.600	70,848,488
49,800	Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(A+, NR)	02/24/26	3.640	74,206,203
41,700	Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(3),(4)	(BBB+, A2)	02/24/26	3.650	63,217,538
57,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(AA-, A1)	09/16/26	3.640	83,994,704
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $295,500,000)					442,996,548

UNITED STATES AGENCY OBLIGATIONS (15.4%)
2,600	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate - 3.040% (3)	(AA+, Aaa)	05/21/26	3.710	2,600,354
2,500	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate - 3.040% (3)	(AA+, Aaa)	05/28/26	3.710	2,499,871
5,200	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090% (3)	(AA+, Aaa)	05/21/26	3.740	5,200,678
13,500	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.125% (3)	(AA+, Aaa)	11/03/27	3.775	13,500,856
25,100	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.230% (3)	(AA+, Aaa)	08/01/28	3.880	25,101,245
5,700	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.235% (3)	(AA+, Aaa)	02/11/28	3.885	5,699,710
5,400	Federal Home Loan Bank Discount Notes (6)	(AA+, Aaa)	05/01/26	3.718	5,351,338
5,300	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	5,289,176
6,000	Federal Home Loan Banks (7)	(AA+, Aaa)	10/09/26	4.000	6,013,882
22,400	Federal Home Loan Banks	(AA+, Aaa)	09/09/27	3.500	22,419,878
2,200	Federal Home Loan Banks, 1 day USD SOFR + 0.125% (3)	(AA+, Aaa)	02/23/26	3.775	2,200,155
24,600	Federal Home Loan Banks, 1 day USD SOFR + 0.230% (3)	(AA+, Aaa)	07/14/28	3.880	24,594,807
13,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (3)	(AA+, Aaa)	10/16/26	3.790	13,006,358
3,500	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (3)	(AA+, Aaa)	10/29/26	3.790	3,502,244
8,500	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (3)	(AA+, Aaa)	10/06/27	3.790	8,508,266
23,700	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.220% (3)	(AA+, Aaa)	05/23/28	3.870	23,752,106
24,600	Federal National Mortgage Association, 1 day USD SOFR + 0.090% (3)	(AA+, Aaa)	02/02/28	3.740	24,604,770
11,000	Federal National Mortgage Association, 1 day USD SOFR + 0.260% (3)	(AA+, Aaa)	11/05/27	3.910	11,036,820
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $204,732,880)					204,882,514

UNITED STATES TREASURY OBLIGATIONS (47.1%)
22,000	U.S. Treasury Bills (6)	(AA+, Aaa)	02/26/26	3.468	21,946,882
7,000	U.S. Treasury Bills (6)	(AA+, Aaa)	03/26/26	3.554	6,963,446
149,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.150% (3),(8)	(AA+, Aaa)	04/30/26	3.763	149,036,277
11,300	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.182% (3)	(AA+, Aaa)	07/31/26	3.795	11,306,618
32,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.205% (3)	(AA+, Aaa)	10/31/26	3.818	32,235,068
35,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.098% (3)	(AA+, Aaa)	01/31/27	3.711	35,015,100
40,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.160% (3)	(AA+, Aaa)	04/30/27	3.773	40,058,590
28,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.159% (3)	(AA+, Aaa)	07/31/27	3.772	28,037,873
33,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.190% (3)	(AA+, Aaa)	10/31/27	3.803	33,062,221
34,800	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.099% (3)	(AA+, Aaa)	01/31/28	3.712	34,818,025
12,000	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	12,000,882
12,000	U.S. Treasury Notes	(AA+, Aaa)	05/31/26	4.875	12,043,605
20,000	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	20,077,462
17,100	U.S. Treasury Notes	(AA+, Aaa)	08/31/26	3.750	17,112,183

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (continued)
$25,000	U.S. Treasury Notes	(AA+, Aaa)	12/31/26	4.250	$25,152,294
12,000	U.S. Treasury Notes	(AA+, Aaa)	04/15/27	4.500	12,135,937
12,000	U.S. Treasury Notes	(AA+, Aaa)	05/31/27	3.875	12,053,906
12,000	U.S. Treasury Notes	(AA+, Aaa)	07/15/27	4.375	12,144,375
12,000	U.S. Treasury Notes	(AA+, Aaa)	09/15/27	3.375	11,971,875
23,800	U.S. Treasury Notes	(AA+, Aaa)	10/31/27	3.500	23,788,844
12,000	U.S. Treasury Notes	(AA+, Aaa)	01/15/28	4.250	12,160,781
25,000	U.S. Treasury Notes	(AA+, Aaa)	02/15/28	4.250	25,347,656
12,000	U.S. Treasury Notes	(AA+, Aaa)	05/15/28	3.750	12,052,266
25,300	U.S. Treasury Notes	(AA+, Aaa)	01/15/29	3.500	25,229,832
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $624,077,297)					625,751,998

Shares
SHORT-TERM INVESTMENTS (1.7%)
20,398,378	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.65%(9)				20,398,378
1,759,500	State Street Navigator Securities Lending Government Money Market Portfolio, 3.71%(9),(10)				1,759,500
TOTAL SHORT-TERM INVESTMENTS (Cost $22,157,878)					22,157,878

TOTAL INVESTMENTS AT VALUE (97.5%) (Cost $1,146,468,055)					1,295,788,938

OTHER ASSETS IN EXCESS OF LIABILITIES (2.5%)					32,552,190
NET ASSETS(11) (100.0%)					$1,328,341,128

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, these securities amounted to a value of $442,996,548 or 33.3% of net assets.
(2)	Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.
(3)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2026. The rate may be subject to a cap and floor.
(4)	Return on security is linked to the Bloomberg Commodity Index Total Return.
(5)	Return on security is linked to the BofA Merrill Lynch Commodity MLCILPRT Total Return Index.
(6)	Securities are zero coupon. Rate presented is cost yield as of January 31, 2026.
(7)	Security or portion thereof is out on loan.
(8)	At January 31, 2026, $24,998,673 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.
(9)	Rate shown reflects yield as at January 31, 2026.
(10)	Represents security purchased with cash collateral received for securities on loan.
(11)	As of January 31, 2026, the Credit Suisse Commodity Return Strategies Fund held $159,079,134 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Return Strategy Fund, Ltd., representing 12.0% of the Fund's consolidated net assets.

INVESTMENT ABBREVIATIONS

3 mo. = 3 month

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

Futures Contracts

						Net Unrealized
		Expiration	Number of			Appreciation
Contract Description	Currency	Date	Contracts	Notional Amount	Notional Value	(Depreciation)
Contracts to Purchase
Agriculture
Cocoa Futures	USD	Mar 2026	40	$2,154,870	$1,666,000	$(488,870)
Coffee “C” Futures	USD	May 2026	16	2,066,205	1,892,100	(174,105)
Corn Futures	USD	May 2026	189	4,228,294	4,117,837	(110,457)
Cotton No. 2 Futures	USD	Mar 2026	54	1,750,114	1,705,590	(44,524)
Soybean Futures	USD	Mar 2026	74	4,160,459	3,937,725	(222,734)
Soybean Meal Futures	USD	Mar 2026	68	2,147,862	1,996,480	(151,382)
Soybean Oil Futures	USD	Mar 2026	51	1,581,860	1,637,406	55,546
Sugar No. 11 Futures	USD	Feb 2026	94	1,567,806	1,502,346	(65,460)

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2026 (unaudited)

Futures Contracts
						Net Unrealized
		Expiration	Number of			Appreciation
Contract Description	Currency	Date	Contracts	Notional Amount	Notional Value	(Depreciation)
Contracts to Purchase (continued)
Agriculture
Sugar No. 11 Futures	USD	Apr 2026	77	$1,349,288	$1,193,562	$(155,726)
Wheat (KC HRW) Futures	USD	May 2026	50	1,347,184	1,387,500	40,316
Wheat Futures	USD	May 2026	97	2,626,576	2,648,100	21,524
						$(1,295,872)
Energy
Brent Crude Oil Futures	USD	Mar 2026	111	7,162,351	7,615,710	$453,359
Gasoline RBOB Futures	USD	Feb 2026	28	2,182,384	2,284,027	101,643
Light Sweet Crude Oil Futures	USD	Feb 2026	90	5,327,778	5,868,900	541,122
Low Sulphur Gasoil Futures	USD	Mar 2026	35	2,182,916	2,553,250	370,334
Natural Gas Futures	USD	Feb 2026	173	5,616,094	7,532,420	1,916,326
NY Harbor ULSD Futures	USD	Feb 2026	23	2,174,464	2,446,878	272,414
						$3,655,198
Industrial Metals
LME Lead Futures	USD	Mar 2026	22	1,150,468	1,095,116	$(55,352)
LME Nickel Futures	USD	Mar 2026	24	2,140,386	2,570,531	430,145
LME Primary Aluminum Futures	USD	Mar 2026	75	5,371,952	5,883,581	511,629
LME Zinc Futures	USD	Mar 2026	28	2,155,202	2,388,330	233,128
						$1,119,550
Livestock
Lean Hogs Futures	USD	Feb 2026	39	1,233,774	1,361,100	$127,326
Live Cattle Futures	USD	Apr 2026	30	2,850,551	2,841,600	(8,951)
						$118,375
Precious Metals
Copper Futures	USD	Mar 2026	29	3,805,962	4,294,900	$488,938
Gold 100 oz. Futures	USD	Apr 2026	16	8,251,038	7,592,160	(658,878)
						$(169,940)
Contracts to Sell
Agriculture
Coffee “C” Futures	USD	Jul 2026	(2)	(251,303)	(231,750)	$19,553

Industrial Metals
LME Nickel Futures	USD	Mar 2026	(10)	(1,057,489)	(1,071,055)	$(13,566)
LME Primary Aluminum Futures	USD	Mar 2026	(39)	(2,968,015)	(3,059,462)	(91,447)
LME Zinc Futures	USD	Mar 2026	(8)	(669,259)	(682,380)	(13,121)
						$(118,134)
Total Net Unrealized Appreciation (Depreciation)						$3,328,730

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation
USD	$23,535,265	02/24/26	Bank of America	Bloomberg Commodity Index Total Return	3.69%	At Maturity	$—	$1,546,394	$1,546,394
USD	15,565,220	02/24/26	JP Morgan Chase	Bloomberg Commodity Index Total Return	3.67%	At Maturity	—	1,022,847	1,022,847
USD	30,838,557	02/24/26	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	3.67%	At Maturity	—	2,026,513	2,026,513
USD	55,406,318	02/24/26	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	3.84%	At Maturity	—	3,610,639	3,610,639
USD	61,796,421	02/24/26	Societe Generale	Societe Generale P04 TR Index(b)	3.84%	At Maturity	$—	$4,036,575	$4,036,575
							$—	$12,242,968	$12,242,968

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2026 (unaudited)

(a)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	1/31/26 Value(1)
CBOT Bean Oil MAR 26 Futures	2.71%	49.87	1,601,008
CBOT Corn MAY 26 Futures	4.89%	132.54	2,887,767
NYBOT Cocoa MAR 26 Futures	1.14%	16.12	671,412
NYMEX WTI Crude Oil MAY 26 Futures	7.40%	68.04	4,376,624
NYBOT Cotton MAY 26 Futures	1.44%	26.19	850,165
COMEX Gold APR 26 Futures	14.59%	18.17	8,621,179
COMEX High Grade Copper MAR 26 Futures	5.97%	23.82	3,528,339
NYMEX Heating Oil MAY 26 Futures	2.54%	15.15	1,500,407
NYBOT Coffee MAY 26 Futures	2.36%	11.80	1,395,827
KCBOT Kansas Wheat MAY 26 Futures	1.70%	36.14	1,002,838
CME Live Cattle APR 26 Futures	3.56%	22.22	2,104,899
ICE Brent Crude Oil MAY 26 Futures	9.19%	79.13	5,429,329
ICE Gas Oil MAY 26 Futures	3.29%	27.99	1,941,922
CME Lean Hogs APR 26 Futures	1.77%	27.53	1,047,932
LME Aluminium MAR 26 Futures	3.73%	28.13	2,206,425
LME Nickel MAR 26 Futures	2.06%	11.37	1,217,853
LME Lead MAR 26 Futures	0.84%	9.95	495,438
LME Zinc JUN 26 Futures	2.18%	15.22	1,291,047
NYMEX Nat Gas MAR 26 Futures	10.07%	136.65	5,949,766
NYMEX Unleaded Gasoline MAR 26 Futures	2.30%	16.65	1,358,145
CBOT Soybeans MAR 26 Futures	4.86%	53.95	2,870,757
NYBOT Sugar MAR 26 Futures	2.60%	96.22	1,537,777
COMEX Silver MAY 26 Futures	3.63%	5.42	2,143,435
CBOT Soy Meal MAR 26 Futures	2.61%	52.63	1,545,212
CBOT Wheat MAY 26 Futures	2.59%	56.06	1,530,476

(1)	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2026.

(b)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	1/31/26 Value(1)
CBOT Bean Oil MAR 26 Futures	2.71%	55.65	$1,786,765
CBOT Corn MAY 26 Futures	4.89%	147.98	3,224,089
NYBOT Cocoa MAR 26 Futures	1.14%	18.05	751,628
NYMEX WTI Crude Oil MAR 26 Futures	7.45%	75.33	4,911,955
ICE Brent Crude Oil MAY 26 Futures	9.16%	88.03	6,039,397
NYBOT Cotton MAR 26 Futures	1.43%	29.85	942,832
COMEX Gold APR 26 Futures	14.57%	20.24	9,606,334
COMEX High Grade Copper MAR 26 Futures	5.97%	26.58	3,936,157
NYMEX Heating Oil MAY 26 Futures	2.50%	16.64	1,648,307
NYBOT Coffee MAR 26 Futures	2.35%	12.44	1,549,409
KCBOT Kansas Wheat MAY 26 Futures	1.70%	40.39	1,120,849
LME Aluminium MAR 26 Futures	3.73%	31.35	2,459,274
CME Live Cattle APR 26 Futures	3.56%	24.78	2,347,189
CME Lean Hogs APR 26 Futures	1.79%	31.01	1,180,188
LME Lead MAR 26 Futures	0.84%	11.13	553,831
LME Nickel MAR 26 Futures	2.06%	12.68	1,358,205
LME Zinc MAR 26 Futures	2.20%	17.01	1,450,510
NYMEX Nat Gas MAR 26 Futures	10.06%	152.34	6,632,788
ICE Gas Oil MAY 26 Futures	3.28%	31.17	2,162,579
CBOT Soybeans MAR 26 Futures	4.86%	60.22	3,204,309
NYBOT Sugar MAR 26 Futures	2.60%	107.26	1,714,239
COMEX Silver MAR 26 Futures	3.63%	6.10	2,393,342
CBOT Soy Meal MAY 26 Futures	2.63%	58.29	1,734,019
CBOT Wheat MAY 26 Futures	2.59%	62.55	1,707,646
NYMEX Unleaded Gasoline MAR 26 Futures	2.30%	18.59	1,516,443

(1)	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2026.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading

(normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades.

Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Commodity Indexed Structured Notes	$—	$442,996,548	$—	$442,996,548
United States Agency Obligations	—	204,882,514	—	204,882,514
United States Treasury Obligations	—	625,751,998	—	625,751,998
Short-term Investments	22,157,878	—	—	22,157,878
	$22,157,878	$1,273,631,060	$—	$1,295,788,938
Other Financial Instruments*
Futures Contracts	$5,583,303	$—	$—	$5,583,303
Swap Contracts	—	12,242,968	—	12,242,968
	$5,583,303	$12,242,968	$—	$17,826,271
Liabilities
Other Financial Instruments*
Futures Contracts	$2,254,573	$—	$—	$2,254,573

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended January 31, 2026, there were no transfers in or out of Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at https://us-fund.ubs.com/en/home, as well as on the website of the Securities and Exchange Commission at www.sec.gov.